Shareholder Report, Holdings (Details)	Sep. 30, 2024
C000001635 | Gartner, Inc.
Holdings [Line Items]
Percent of Total Investments	9.70%
C000001635 | IDEXX Laboratories, Inc.
Holdings [Line Items]
Percent of Total Investments	5.90%
C000001635 | Guidewire Software, Inc.
Holdings [Line Items]
Percent of Total Investments	5.20%
C000001635 | Verisk Analytics, Inc.
Holdings [Line Items]
Percent of Total Investments	5.20%
C000001635 | Arch Capital Group Ltd.
Holdings [Line Items]
Percent of Total Investments	5.10%
C000001635 | Mettler-Toledo International, Inc.
Holdings [Line Items]
Percent of Total Investments	5.10%
C000001635 | CoStar Group, Inc.
Holdings [Line Items]
Percent of Total Investments	3.70%
C000001635 | Fair Isaac Corporation
Holdings [Line Items]
Percent of Total Investments	3.60%
C000001635 | Roper Technologies, Inc.
Holdings [Line Items]
Percent of Total Investments	2.90%
C000001635 | Space Exploration Technologies Corp.
Holdings [Line Items]
Percent of Total Investments	2.80%
C000001635 | Top 10 Total
Holdings [Line Items]
Percent of Total Investments	49.20%
C000001635 | Information Technology
Holdings [Line Items]
Percent of Total Investments	30.40%
C000001635 | Health Care
Holdings [Line Items]
Percent of Total Investments	20.20%
C000001635 | Industrials
Holdings [Line Items]
Percent of Total Investments	18.50%
C000001635 | Financials
Holdings [Line Items]
Percent of Total Investments	13.00%
C000001635 | Consumer Discretionary
Holdings [Line Items]
Percent of Total Investments	7.80%
C000001635 | Real Estate
Holdings [Line Items]
Percent of Total Investments	6.50%
C000001635 | Communication Services
Holdings [Line Items]
Percent of Total Investments	3.20%
C000001635 | Materials
Holdings [Line Items]
Percent of Total Investments	0.30%
C000077818 | Gartner, Inc.
Holdings [Line Items]
Percent of Total Investments	9.70%
C000077818 | IDEXX Laboratories, Inc.
Holdings [Line Items]
Percent of Total Investments	5.90%
C000077818 | Guidewire Software, Inc.
Holdings [Line Items]
Percent of Total Investments	5.20%
C000077818 | Verisk Analytics, Inc.
Holdings [Line Items]
Percent of Total Investments	5.20%
C000077818 | Arch Capital Group Ltd.
Holdings [Line Items]
Percent of Total Investments	5.10%
C000077818 | Mettler-Toledo International, Inc.
Holdings [Line Items]
Percent of Total Investments	5.10%
C000077818 | CoStar Group, Inc.
Holdings [Line Items]
Percent of Total Investments	3.70%
C000077818 | Fair Isaac Corporation
Holdings [Line Items]
Percent of Total Investments	3.60%
C000077818 | Roper Technologies, Inc.
Holdings [Line Items]
Percent of Total Investments	2.90%
C000077818 | Space Exploration Technologies Corp.
Holdings [Line Items]
Percent of Total Investments	2.80%
C000077818 | Top 10 Total
Holdings [Line Items]
Percent of Total Investments	49.20%
C000077818 | Information Technology
Holdings [Line Items]
Percent of Total Investments	30.40%
C000077818 | Health Care
Holdings [Line Items]
Percent of Total Investments	20.20%
C000077818 | Industrials
Holdings [Line Items]
Percent of Total Investments	18.50%
C000077818 | Financials
Holdings [Line Items]
Percent of Total Investments	13.00%
C000077818 | Consumer Discretionary
Holdings [Line Items]
Percent of Total Investments	7.80%
C000077818 | Real Estate
Holdings [Line Items]
Percent of Total Investments	6.50%
C000077818 | Communication Services
Holdings [Line Items]
Percent of Total Investments	3.20%
C000077818 | Materials
Holdings [Line Items]
Percent of Total Investments	0.30%
C000165210 | Gartner, Inc.
Holdings [Line Items]
Percent of Total Investments	9.70%
C000165210 | IDEXX Laboratories, Inc.
Holdings [Line Items]
Percent of Total Investments	5.90%
C000165210 | Guidewire Software, Inc.
Holdings [Line Items]
Percent of Total Investments	5.20%
C000165210 | Verisk Analytics, Inc.
Holdings [Line Items]
Percent of Total Investments	5.20%
C000165210 | Arch Capital Group Ltd.
Holdings [Line Items]
Percent of Total Investments	5.10%
C000165210 | Mettler-Toledo International, Inc.
Holdings [Line Items]
Percent of Total Investments	5.10%
C000165210 | CoStar Group, Inc.
Holdings [Line Items]
Percent of Total Investments	3.70%
C000165210 | Fair Isaac Corporation
Holdings [Line Items]
Percent of Total Investments	3.60%
C000165210 | Roper Technologies, Inc.
Holdings [Line Items]
Percent of Total Investments	2.90%
C000165210 | Space Exploration Technologies Corp.
Holdings [Line Items]
Percent of Total Investments	2.80%
C000165210 | Top 10 Total
Holdings [Line Items]
Percent of Total Investments	49.20%
C000165210 | Information Technology
Holdings [Line Items]
Percent of Total Investments	30.40%
C000165210 | Health Care
Holdings [Line Items]
Percent of Total Investments	20.20%
C000165210 | Industrials
Holdings [Line Items]
Percent of Total Investments	18.50%
C000165210 | Financials
Holdings [Line Items]
Percent of Total Investments	13.00%
C000165210 | Consumer Discretionary
Holdings [Line Items]
Percent of Total Investments	7.80%
C000165210 | Real Estate
Holdings [Line Items]
Percent of Total Investments	6.50%
C000165210 | Communication Services
Holdings [Line Items]
Percent of Total Investments	3.20%
C000165210 | Materials
Holdings [Line Items]
Percent of Total Investments	0.30%
C000001636 | Gartner, Inc.
Holdings [Line Items]
Percent of Total Investments	9.50%
C000001636 | Arch Capital Group Ltd.
Holdings [Line Items]
Percent of Total Investments	13.20%
C000001636 | CoStar Group, Inc.
Holdings [Line Items]
Percent of Total Investments	5.00%
C000001636 | Top 10 Total
Holdings [Line Items]
Percent of Total Investments	69.10%
C000001636 | MSCI Inc.
Holdings [Line Items]
Percent of Total Investments	10.70%
C000001636 | FactSet Research Systems Inc.
Holdings [Line Items]
Percent of Total Investments	6.80%
C000001636 | Kinsale Capital Group, Inc.
Holdings [Line Items]
Percent of Total Investments	5.70%
C000001636 | Choice Hotels International, Inc.
Holdings [Line Items]
Percent of Total Investments	5.10%
C000001636 | Primerica, Inc.
Holdings [Line Items]
Percent of Total Investments	4.70%
C000001636 | Vail Resorts, Inc.
Holdings [Line Items]
Percent of Total Investments	4.60%
C000001636 | Morningstar, Inc.
Holdings [Line Items]
Percent of Total Investments	3.90%
C000001636 | Information Technology
Holdings [Line Items]
Percent of Total Investments	16.30%
C000001636 | Health Care
Holdings [Line Items]
Percent of Total Investments	6.60%
C000001636 | Industrials
Holdings [Line Items]
Percent of Total Investments	0.80%
C000001636 | Financials
Holdings [Line Items]
Percent of Total Investments	49.20%
C000001636 | Consumer Discretionary
Holdings [Line Items]
Percent of Total Investments	14.10%
C000001636 | Real Estate
Holdings [Line Items]
Percent of Total Investments	10.20%
C000001636 | Communication Services
Holdings [Line Items]
Percent of Total Investments	2.80%
C000001636 | Materials
Holdings [Line Items]
Percent of Total Investments	0.00%
C000077819 | Gartner, Inc.
Holdings [Line Items]
Percent of Total Investments	9.50%
C000077819 | Arch Capital Group Ltd.
Holdings [Line Items]
Percent of Total Investments	13.20%
C000077819 | CoStar Group, Inc.
Holdings [Line Items]
Percent of Total Investments	5.00%
C000077819 | Top 10 Total
Holdings [Line Items]
Percent of Total Investments	69.10%
C000077819 | MSCI Inc.
Holdings [Line Items]
Percent of Total Investments	10.70%
C000077819 | FactSet Research Systems Inc.
Holdings [Line Items]
Percent of Total Investments	6.80%
C000077819 | Kinsale Capital Group, Inc.
Holdings [Line Items]
Percent of Total Investments	5.70%
C000077819 | Choice Hotels International, Inc.
Holdings [Line Items]
Percent of Total Investments	5.10%
C000077819 | Primerica, Inc.
Holdings [Line Items]
Percent of Total Investments	4.70%
C000077819 | Vail Resorts, Inc.
Holdings [Line Items]
Percent of Total Investments	4.60%
C000077819 | Morningstar, Inc.
Holdings [Line Items]
Percent of Total Investments	3.90%
C000077819 | Information Technology
Holdings [Line Items]
Percent of Total Investments	16.30%
C000077819 | Health Care
Holdings [Line Items]
Percent of Total Investments	6.60%
C000077819 | Industrials
Holdings [Line Items]
Percent of Total Investments	0.80%
C000077819 | Financials
Holdings [Line Items]
Percent of Total Investments	49.20%
C000077819 | Consumer Discretionary
Holdings [Line Items]
Percent of Total Investments	14.10%
C000077819 | Real Estate
Holdings [Line Items]
Percent of Total Investments	10.20%
C000077819 | Communication Services
Holdings [Line Items]
Percent of Total Investments	2.80%
C000077819 | Materials
Holdings [Line Items]
Percent of Total Investments	0.00%
C000165211 | Gartner, Inc.
Holdings [Line Items]
Percent of Total Investments	9.50%
C000165211 | Arch Capital Group Ltd.
Holdings [Line Items]
Percent of Total Investments	13.20%
C000165211 | CoStar Group, Inc.
Holdings [Line Items]
Percent of Total Investments	5.00%
C000165211 | Top 10 Total
Holdings [Line Items]
Percent of Total Investments	69.10%
C000165211 | MSCI Inc.
Holdings [Line Items]
Percent of Total Investments	10.70%
C000165211 | FactSet Research Systems Inc.
Holdings [Line Items]
Percent of Total Investments	6.80%
C000165211 | Kinsale Capital Group, Inc.
Holdings [Line Items]
Percent of Total Investments	5.70%
C000165211 | Choice Hotels International, Inc.
Holdings [Line Items]
Percent of Total Investments	5.10%
C000165211 | Primerica, Inc.
Holdings [Line Items]
Percent of Total Investments	4.70%
C000165211 | Vail Resorts, Inc.
Holdings [Line Items]
Percent of Total Investments	4.60%
C000165211 | Morningstar, Inc.
Holdings [Line Items]
Percent of Total Investments	3.90%
C000165211 | Information Technology
Holdings [Line Items]
Percent of Total Investments	16.30%
C000165211 | Health Care
Holdings [Line Items]
Percent of Total Investments	6.60%
C000165211 | Industrials
Holdings [Line Items]
Percent of Total Investments	0.80%
C000165211 | Financials
Holdings [Line Items]
Percent of Total Investments	49.20%
C000165211 | Consumer Discretionary
Holdings [Line Items]
Percent of Total Investments	14.10%
C000165211 | Real Estate
Holdings [Line Items]
Percent of Total Investments	10.20%
C000165211 | Communication Services
Holdings [Line Items]
Percent of Total Investments	2.80%
C000165211 | Materials
Holdings [Line Items]
Percent of Total Investments	0.00%
C000001637 | Gartner, Inc.
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000001637 | Guidewire Software, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000001637 | Top 10 Total
Holdings [Line Items]
Percent of Net Asset Value	43.30%
C000001637 | Kinsale Capital Group, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000001637 | Vertiv Holdings Co
Holdings [Line Items]
Percent of Net Asset Value	7.80%
C000001637 | ICON Plc
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000001637 | Red Rock Resorts, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000001637 | The Baldwin Insurance Group, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000001637 | TransDigm Group Incorporated
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000001637 | ASGN Incorporated
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000001637 | SiteOne Landscape Supply, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000001637 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	28.40%
C000001637 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	22.90%
C000001637 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	14.20%
C000001637 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	11.90%
C000001637 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	10.50%
C000001637 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000001637 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000001637 | SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000001637 | SectorReal Estate
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000001637 | Cash and Cash Equivalents
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000077820 | Gartner, Inc.
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000077820 | Guidewire Software, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000077820 | Top 10 Total
Holdings [Line Items]
Percent of Net Asset Value	43.30%
C000077820 | Kinsale Capital Group, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000077820 | Vertiv Holdings Co
Holdings [Line Items]
Percent of Net Asset Value	7.80%
C000077820 | ICON Plc
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000077820 | Red Rock Resorts, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000077820 | The Baldwin Insurance Group, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000077820 | TransDigm Group Incorporated
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000077820 | ASGN Incorporated
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000077820 | SiteOne Landscape Supply, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000077820 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	28.40%
C000077820 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	22.90%
C000077820 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	14.20%
C000077820 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	11.90%
C000077820 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	10.50%
C000077820 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000077820 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000077820 | SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000077820 | SectorReal Estate
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000077820 | Cash and Cash Equivalents
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000165212 | Gartner, Inc.
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000165212 | Guidewire Software, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000165212 | Top 10 Total
Holdings [Line Items]
Percent of Net Asset Value	43.30%
C000165212 | Kinsale Capital Group, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000165212 | Vertiv Holdings Co
Holdings [Line Items]
Percent of Net Asset Value	7.80%
C000165212 | ICON Plc
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000165212 | Red Rock Resorts, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000165212 | The Baldwin Insurance Group, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000165212 | TransDigm Group Incorporated
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000165212 | ASGN Incorporated
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000165212 | SiteOne Landscape Supply, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000165212 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	28.40%
C000165212 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	22.90%
C000165212 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	14.20%
C000165212 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	11.90%
C000165212 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	10.50%
C000165212 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000165212 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000165212 | SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000165212 | SectorReal Estate
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000165212 | Cash and Cash Equivalents
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000001638 | Gartner, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000001638 | Space Exploration Technologies Corp.
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000001638 | Top 10 Total
Holdings [Line Items]
Percent of Net Asset Value	57.20%
C000001638 | Microsoft Corporation
Holdings [Line Items]
Percent of Net Asset Value	12.20%
C000001638 | NVIDIA Corporation
Holdings [Line Items]
Percent of Net Asset Value	11.50%
C000001638 | Amazon.com, Inc.
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000001638 | Meta Platforms, Inc.
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000001638 | Apple Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000001638 | Broadcom Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000001638 | Tesla, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000001638 | argenx SE
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000001638 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000001638 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	57.90%
C000001638 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	12.40%
C000001638 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000001638 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	8.50%
C000001638 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	9.70%
C000001638 | SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000001638 | SectorReal Estate
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000001638 | Cash and Cash Equivalents
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000077821 | Gartner, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000077821 | Space Exploration Technologies Corp.
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000077821 | Top 10 Total
Holdings [Line Items]
Percent of Net Asset Value	57.20%
C000077821 | Microsoft Corporation
Holdings [Line Items]
Percent of Net Asset Value	12.20%
C000077821 | NVIDIA Corporation
Holdings [Line Items]
Percent of Net Asset Value	11.50%
C000077821 | Amazon.com, Inc.
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000077821 | Meta Platforms, Inc.
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000077821 | Apple Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000077821 | Broadcom Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000077821 | Tesla, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000077821 | argenx SE
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000077821 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000077821 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	57.90%
C000077821 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	12.40%
C000077821 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000077821 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	8.50%
C000077821 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	9.70%
C000077821 | SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000077821 | SectorReal Estate
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000077821 | Cash and Cash Equivalents
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000174753 | Gartner, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000174753 | Space Exploration Technologies Corp.
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000174753 | Top 10 Total
Holdings [Line Items]
Percent of Net Asset Value	57.20%
C000174753 | Microsoft Corporation
Holdings [Line Items]
Percent of Net Asset Value	12.20%
C000174753 | NVIDIA Corporation
Holdings [Line Items]
Percent of Net Asset Value	11.50%
C000174753 | Amazon.com, Inc.
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000174753 | Meta Platforms, Inc.
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000174753 | Apple Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000174753 | Broadcom Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000174753 | Tesla, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000174753 | argenx SE
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000174753 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000174753 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	57.90%
C000174753 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	12.40%
C000174753 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000174753 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	8.50%
C000174753 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	9.70%
C000174753 | SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000174753 | SectorReal Estate
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000174753 | Cash and Cash Equivalents
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000001639 | Top 10 Total
Holdings [Line Items]
Percent of Net Asset Value	61.10%
C000001639 | Microsoft Corporation
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000001639 | NVIDIA Corporation
Holdings [Line Items]
Percent of Net Asset Value	10.70%
C000001639 | Amazon.com, Inc.
Holdings [Line Items]
Percent of Net Asset Value	8.40%
C000001639 | Meta Platforms, Inc.
Holdings [Line Items]
Percent of Net Asset Value	8.20%
C000001639 | Tesla, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000001639 | Shopify Inc.
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000001639 | Intuitive Surgical, Inc.
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000001639 | ServiceNow, Inc.
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000001639 | The Trade Desk, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000001639 | MercadoLibre, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000001639 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000001639 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	43.00%
C000001639 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	18.80%
C000001639 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	8.50%
C000001639 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	10.90%
C000001639 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	14.90%
C000001639 | Cash and Cash Equivalents
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000077822 | Top 10 Total
Holdings [Line Items]
Percent of Net Asset Value	61.10%
C000077822 | Microsoft Corporation
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000077822 | NVIDIA Corporation
Holdings [Line Items]
Percent of Net Asset Value	10.70%
C000077822 | Amazon.com, Inc.
Holdings [Line Items]
Percent of Net Asset Value	8.40%
C000077822 | Meta Platforms, Inc.
Holdings [Line Items]
Percent of Net Asset Value	8.20%
C000077822 | Tesla, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000077822 | Shopify Inc.
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000077822 | Intuitive Surgical, Inc.
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000077822 | ServiceNow, Inc.
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000077822 | The Trade Desk, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000077822 | MercadoLibre, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000077822 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000077822 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	43.00%
C000077822 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	18.80%
C000077822 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	8.50%
C000077822 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	10.90%
C000077822 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	14.90%
C000077822 | Cash and Cash Equivalents
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000165213 | Top 10 Total
Holdings [Line Items]
Percent of Net Asset Value	61.10%
C000165213 | Microsoft Corporation
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000165213 | NVIDIA Corporation
Holdings [Line Items]
Percent of Net Asset Value	10.70%
C000165213 | Amazon.com, Inc.
Holdings [Line Items]
Percent of Net Asset Value	8.40%
C000165213 | Meta Platforms, Inc.
Holdings [Line Items]
Percent of Net Asset Value	8.20%
C000165213 | Tesla, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000165213 | Shopify Inc.
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000165213 | Intuitive Surgical, Inc.
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000165213 | ServiceNow, Inc.
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000165213 | The Trade Desk, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000165213 | MercadoLibre, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000165213 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000165213 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	43.00%
C000165213 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	18.80%
C000165213 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	8.50%
C000165213 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	10.90%
C000165213 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	14.90%
C000165213 | Cash and Cash Equivalents
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000130959 | Guidewire Software, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000130959 | Top 10 Total
Holdings [Line Items]
Percent of Net Asset Value	29.40%
C000130959 | SiteOne Landscape Supply, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000130959 | Axon Enterprise, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000130959 | DraftKings Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000130959 | CyberArk Software Ltd.
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000130959 | Kratos Defense & Security Solutions, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000130959 | CareDx, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000130959 | Advanced Energy Industries, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000130959 | PAR Technology Corporation
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000130959 | Clearwater Analytics Holdings, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000130959 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	22.20%
C000130959 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	34.50%
C000130959 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	11.30%
C000130959 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000130959 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	19.90%
C000130959 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000130959 | SectorReal Estate
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000130959 | Cash and Cash Equivalents
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000130960 | Guidewire Software, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000130960 | Top 10 Total
Holdings [Line Items]
Percent of Net Asset Value	29.40%
C000130960 | SiteOne Landscape Supply, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000130960 | Axon Enterprise, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000130960 | DraftKings Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000130960 | CyberArk Software Ltd.
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000130960 | Kratos Defense & Security Solutions, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000130960 | CareDx, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000130960 | Advanced Energy Industries, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000130960 | PAR Technology Corporation
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000130960 | Clearwater Analytics Holdings, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000130960 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	22.20%
C000130960 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	34.50%
C000130960 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	11.30%
C000130960 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000130960 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	19.90%
C000130960 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000130960 | SectorReal Estate
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000130960 | Cash and Cash Equivalents
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000174754 | Guidewire Software, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000174754 | Top 10 Total
Holdings [Line Items]
Percent of Net Asset Value	29.40%
C000174754 | SiteOne Landscape Supply, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000174754 | Axon Enterprise, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000174754 | DraftKings Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000174754 | CyberArk Software Ltd.
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000174754 | Kratos Defense & Security Solutions, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000174754 | CareDx, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000174754 | Advanced Energy Industries, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000174754 | PAR Technology Corporation
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000174754 | Clearwater Analytics Holdings, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000174754 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	22.20%
C000174754 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	34.50%
C000174754 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	11.30%
C000174754 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000174754 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	19.90%
C000174754 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000174754 | SectorReal Estate
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000174754 | Cash and Cash Equivalents
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000196921 | Top 10 Total
Holdings [Line Items]
Percent of Net Asset Value	48.80%
C000196921 | Microsoft Corporation
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000196921 | NVIDIA Corporation
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000196921 | Amazon.com, Inc.
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000196921 | Meta Platforms, Inc.
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000196921 | Broadcom Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000196921 | S&P Global Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000196921 | Taiwan Semiconductor Manufacturing Company Limited
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000196921 | Alphabet Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000196921 | Moody's Corporation
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000196921 | Visa Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000196921 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000196921 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	29.70%
C000196921 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000196921 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	29.40%
C000196921 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	10.80%
C000196921 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	10.80%
C000196921 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000196921 | SectorReal Estate
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000196921 | Cash and Cash Equivalents
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000196922 | Top 10 Total
Holdings [Line Items]
Percent of Net Asset Value	48.80%
C000196922 | Microsoft Corporation
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000196922 | NVIDIA Corporation
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000196922 | Amazon.com, Inc.
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000196922 | Meta Platforms, Inc.
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000196922 | Broadcom Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000196922 | S&P Global Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000196922 | Taiwan Semiconductor Manufacturing Company Limited
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000196922 | Alphabet Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000196922 | Moody's Corporation
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000196922 | Visa Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000196922 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000196922 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	29.70%
C000196922 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000196922 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	29.40%
C000196922 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	10.80%
C000196922 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	10.80%
C000196922 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000196922 | SectorReal Estate
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000196922 | Cash and Cash Equivalents
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000196923 | Top 10 Total
Holdings [Line Items]
Percent of Net Asset Value	48.80%
C000196923 | Microsoft Corporation
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000196923 | NVIDIA Corporation
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000196923 | Amazon.com, Inc.
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000196923 | Meta Platforms, Inc.
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000196923 | Broadcom Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000196923 | S&P Global Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000196923 | Taiwan Semiconductor Manufacturing Company Limited
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000196923 | Alphabet Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000196923 | Moody's Corporation
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000196923 | Visa Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000196923 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000196923 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	29.70%
C000196923 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000196923 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	29.40%
C000196923 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	10.80%
C000196923 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	10.80%
C000196923 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000196923 | SectorReal Estate
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000196923 | Cash and Cash Equivalents
Holdings [Line Items]
Percent of Net Asset Value	3.30%